The Company and Significant Accounting Policies: (Details Text) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Property plant and equipment for value adjustment	$ 29,000,000
Property plant and equipment adjusted value	$ 19,000,000
Equity Units Outstanding	500,236	500,236